EAST WEST SECURITIES COMPANY, INC.
SEMIANNUAL REPORT FOR THE SIX MONTHS ENDED JUNE 30, 2001

EAST WEST SECURITIES COMPANY, INC.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                          PAGE

   FINANCIAL STATEMENTS OF EAST WEST SECURITIES COMPANY, INC.:

   Schedule of Investments                                                  1

   Statement of Assets and Liabilities                                      4

   Statement of Operations                                                  5

   Statements of Changes in Net Assets                                      6

   Statement of Cash Flows                                                  7

   Financial Highlights                                                     8

   Notes to Financial Statements                                            9

EAST WEST SECURITIES COMPANY


SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2001

--------------------------------------------------------------------------------------------------------------------------------

                                                                               (1)                % OF          INTEREST RATE
                                                       COST BASIS           FAIR VALUE        NET ASSETS           RANGE
INVESTMENT IN EW ASSETS, LLC (NOTES 1,2 AND 3):
  Money market deposit accounts                           $176,529,964        $176,529,964           20.83%    2.71% - 4.25%
  Commercial real estate loans, fixed rate                   9,047,369           9,297,202            1.10%   7.68% - 10.36%
  Commercial real estate loans, variable rate:
     3-month Libor                                           5,199,532           5,165,698            0.61%        5.99%
     6-month Treasury Bill                                     492,851             486,212            0.06%    7.80% - 8.45%
     6-month Libor                                           3,071,861           3,063,882            0.36%    6.63% - 7.13%
     6-month Certificate of Deposit                          2,999,135           2,991,251            0.35%    8.11% - 8.80%
     1-year Treasury Bill                                    4,166,024           4,116,454            0.49%    7.75% - 9.25%
     Cost of Funds Index                                     1,725,992           1,713,192            0.20%    7.68% - 8.84%
     Bank of America Prime Rate                             84,740,446          85,076,679           10.04%   6.75% - 11.00%
  Commercial business loans, fixed rate                         30,000              29,930            0.00%        4.68%
  Commercial business loans, BofA Prime                        600,000             600,610            0.07%    8.00% - 8.75%
  Trade finance loans, BofA Prime                            1,108,000           1,109,260            0.13%    7.75% - 8.50%
                                                             ---------           ---------            -----
        Subtotal - Investment in EW Assets, LLC            289,711,174         290,180,334           34.25%
                                                           -----------         -----------           ------

INVESTMENT IN EW ASSETS 2, LLC (NOTES 1,2 AND 3):
  Commercial real estate loans, fixed rate                   4,206,995           4,261,980            0.50%    8.00% - 9.62%
  Commercial real estate loans, variable rate:
     1-month Libor                                           3,033,494           3,048,240            0.36%    7.09% - 7.34%
     6-month Libor                                          16,097,341          16,094,110            1.90%    6.83% - 8.00%
     6-month Certificate of Deposit                         10,861,116          10,824,500            1.28%    7.03% - 9.38%
     1-year Treasury Bill                                    2,344,011           2,309,277            0.27%    8.55% - 8.60%
     Bank of America Prime Rate                             74,910,054          75,418,482            8.90%    6.63% - 8.75%
                                                            ----------          ----------            -----
        Subtotal - Investment in EW Assets 2, LLC          111,453,011         111,956,589           13.21%
                                                           -----------         -----------           ------

INVESTMENT IN EW ASSETS 3, LLC (NOTES 1, 2 AND 3):
  Commercial real estate loans, fixed rate                  47,378,540          48,185,006            5.69%   6.36% - 10.25%
  Commercial real estate loans, variable rate:
     1-month Libor                                          19,740,803          19,806,587            2.34%    6.59% - 7.59%
     6-month Libor                                          18,548,933          18,604,900            2.20%    6.61% - 8.15%
     6-month Certificate of Deposit                          8,248,285           8,230,600            0.97%    8.65% - 9.63%
     1-year Treasury Bill                                    4,658,718           4,608,780            0.54%    7.00% - 9.05%
     1-year Constant Maturity Treasury                      10,682,695          10,725,862            1.27%    8.11% - 8.40%
                                                            ----------          ----------            -----
        Subtotal - Investment in EW Assets 3, LLC          109,257,974         110,161,735           13.00%
                                                           -----------         -----------           ------


(1) All investments are valued under procedures established by the Board of Directors.

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
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                                                                                  (1)                 % OF           INTEREST RATE
                                                            COST BASIS         FAIR VALUE         NET ASSETS             RANGE
INVESTMENT IN EW ASSETS 4, LLC (NOTES 1, 2 AND 3):
  Commercial real estate loans, fixed rate                      37,485,611         38,279,996              4.52%    6.20% - 9.65%
  Commercial real estate loans, variable rate:
     6-month Libor                                               1,037,265          1,036,705              0.12%        8.25%
     6-month Certificate of Deposit                              5,701,855          5,694,567              0.67%    9.38% - 10.02%
     1-year Treasury Bill                                        2,335,107          2,296,253              0.27%        8.90%
     Bank of America Prime Rate                                 18,868,297         18,998,261              2.24%    6.88% - 7.25%
  Construction loans, variable rate:
     1-month Libor                                               3,190,963          3,199,644              0.38%        7.34%
     6-month Libor                                              27,426,183         27,454,428              3.24%    7.08% - 7.33%
     Bank of America Prime Rate                                 18,174,570         18,186,022              2.15%    6.50% - 8.75%
                                                               -----------        -----------             ------
        Subtotal - Investment in EW Assets 4, LLC              114,219,851        115,145,876             13.59%
                                                               -----------        -----------             ------

INVESTMENT IN EW ASSETS 5, LLC (NOTES 1,2 AND 3):
  Commercial real estate loans, fixed rate                       1,356,399          1,452,052              0.17%        9.58%
  Commercial real estate loans, variable rate:
     1-month Libor                                               1,625,103          1,620,937              0.19%        6.13%
     3-month Libor                                               3,894,997          3,865,883              0.46%        5.88%
     6-month Libor                                               5,357,539          5,347,615              0.63%    6.25% - 6.38%
     1-year Treasury Bill                                        2,538,051          2,490,996              0.29%        8.80%
  Commercial business loans, fixed rate                         15,201,081         15,958,392              1.88%    4.68% - 11.50%
  Commercial business loans, variable rate:
     3-month Libor                                              17,145,292         17,188,347              2.03%        6.79%
     Bank of America Prime Rate                                 37,395,618         37,409,954              4.42%    6.25% - 9.75%
     First Central Bank Prime Rate                                  73,774             77,323              0.01%        10.50%
  Commercial syndication loans, variable rate                    5,668,174          5,668,126              0.67%    6.31% - 7.13%
  Construction loans, variable rate, Bof A Prime                 5,087,650          5,092,417              0.60%    7.13% - 7.75%
  Personal loans, fixed rate                                       104,189             97,385              0.01%    7.50% - 7.54%
  Personal loans, variable rate, BofA Prime                        901,823            901,988              0.11%    7.50% - 9.25%
  Small business loans, variable rate, BofA Prime                1,964,561          2,025,301              0.24%   10.50% - 13.25%
  Trade finance loans, variable rate, BofA Prime                   459,567            460,367              0.05%    8.25% - 8.75%
                                                                ----------         ----------             ------
        Subtotal - Investment in EW Assets 5, LLC               98,773,818         99,657,083             11.76%
                                                                ----------         ----------             ------

(1) All investments are valued under procedures established by the Board of Directors.

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
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                                                                                  (1)                  % OF          INTEREST  RATE
                                                            COST BASIS          FAIR VALUE         NET ASSETS             RANGE
INVESTMENT IN EW ASSETS 6, LLC (NOTES 1, 2 AND 3):
 Commercial real estate loans,  variable rate:
     6-month Libor                                               9,516,514          9,467,642              1.12%    5.99% - 6.46%
     6-month Certificate of Deposit                              3,845,405          3,834,498              0.45%    7.35% - 8.38%
     1-year Treasury Bill                                        2,014,545          1,977,767              0.23%        9.05%
  Commercial business loans, fixed rate                          4,568,282          4,598,730              0.54%    7.75% - 10.50%
  Commercial business loans, variable rate:
     6-month Libor                                               1,442,028          1,437,284              0.17%    6.86% - 7.14%
     1-year Constant Maturity Treasury                             982,980            986,899              0.12%        8.46%
     Bank of America Prime Rate                                 17,294,458         17,286,366              2.04%    6.63% - 12.75%
     First Central Bank Prime Rate                                 690,256            694,090              0.08%    8.25% - 10.00%
  Trade finance loans, fixed rate                                3,500,240          3,492,750              0.41%    5.45% - 8.35%
  Trade finance loans, variable rate:
     Bank of America Prime Rate                                 54,395,226         54,434,032              6.42%    6.00% - 8.75%
     First Central Bank Prime Rate                                 229,075            229,200              0.03%        9.00%
                                                               -----------         ----------            -------
        Subtotal - Investment in EW Assets 6, LLC               98,479,009         98,439,258             11.62%
                                                               -----------         ----------            -------

   Total Investments                                           821,894,837        825,540,874             97.43%
   Excess of cash and receivables over payables                 21,767,429         21,767,429              2.57%
                                                               -----------        -----------            -------
      Net Assets                                               843,662,266        847,308,303            100.00%
                                                               ===========        ===========            =======


(1) All investments are valued under procedures established by the Board of Directors.

EAST WEST SECURITIES COMPANY, INC.

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2001

---------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at fair value (cost $821,894,837)                                                  $825,540,874
  Cash                                                                                                 463,501
  Receivables:
     Principal paydowns (Note 2)                                                                    13,850,123
     Interest payments (Note 2)                                                                      4,735,677
     Interest due from borrowers                                                                     3,861,171
                                                                                                  ------------
     Total assets                                                                                  848,451,346
                                                                                                  ------------

LIABILITIES:
  Accrued expenses (Note 2)                                                                            967,066
  Other liabilities (Note 2)                                                                           175,977
                                                                                                  ------------
     Total liabilities                                                                               1,143,043
                                                                                                  ------------

NET ASSETS                                                                                        $847,308,303
                                                                                                  ============


Net Assets Consist of:
  Common stock, par value ($0.001 per share)                                                            $8,124
  Additional paid-in capital                                                                       812,827,389
  Undistributed net investment income                                                               30,826,753
  Net unrealized gain on investments                                                                 3,646,037
                                                                                                  ------------
     Net assets (equivalent to $104.30 per share based on 8,123,942 shares
          of capital stock outstanding; 20,000,000 shares authorized)                             $847,308,303
                                                                                                  ============


See accompanying notes to financial statements.

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EAST WEST SECURITIES COMPANY, INC.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001

------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest and fees on loans                                                                         $ 29,386,713
  Interest on money market deposit accounts                                                             3,874,262
                                                                                                     ------------
     Total investment income                                                                           33,260,975
                                                                                                     ------------

EXPENSES:
  Loan servicing fees (Note 2)                                                                          1,640,617
  Accounting fees (Note 2)                                                                                204,882
  Asset custodial fees (Note 2)                                                                            81,952
  Professional fees                                                                                        58,272
  Directors' fees                                                                                           3,000
  Miscellaneous expenses                                                                                    4,190
                                                                                                     ------------
     Total expenses                                                                                     1,992,913
                                                                                                     ------------
        Net investment income                                                                          31,268,062
                                                                                                     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Change in unrealized appreciation (depreciation) on investments                                       5,845,624
                                                                                                     ------------
        Net increase in net assets resulting from operations                                         $ 37,113,686
                                                                                                     ============


See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 AND THE PERIOD FROM JULY 26, 2000
 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                PERIOD FROM
                                                                                        SIX MONTHS             JULY 26, 2000
                                                                                          ENDED                   THROUGH
                                                                                         JUNE 30,               DECEMBER 31,
                                                                                           2001                     2000
                                                                                           ----                     ----
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                    $ 31,268,062            $  31,272,862
  Change in unrealized appreciation (depreciation) on investments                             5,845,624               (2,199,587)
                                                                                           ------------            -------------
     Net increase in net assets resulting from operations                                    37,113,686               29,073,275
                                                                                           ------------            -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income                                                            -              (31,272,862)
                                                                                           ------------            -------------

CAPITAL SHARE TRANSACTIONS:
  Issuance of shares                                                                                  -              812,394,204
  Retirement of shares                                                                                -                   (1,000)
                                                                                           ------------            -------------
     Net increase from capital share transactions                                                     -              812,393,204
                                                                                           ------------            -------------

     Total increase in net assets                                                            37,113,686              810,193,617

NET ASSETS:
  Beginning of period                                                                       810,194,617                    1,000
                                                                                           ------------            -------------
  End of period                                                                            $847,308,303            $ 810,194,617
                                                                                           ============            =============


SUMMARY OF CAPITAL TRANSACTIONS:
  Shares issued                                                                                       -                8,123,942
  Shares retired                                                                                      -                      (10)
                                                                                           ------------            -------------
     Net increase in shares outstanding                                                               -                8,123,932
     Number of shares at beginning of period                                                  8,123,942                       10
                                                                                           ------------            -------------
     Number of shares at end of period                                                        8,123,942                8,123,942
                                                                                           ============            =============

See accompanying notes to financial statements.

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 AND THE PERIOD FROM JULY 26, 2000
 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                PERIOD FROM
                                                                                         SIX MONTHS            JULY 26, 2000
                                                                                           ENDED                   THROUGH
                                                                                          JUNE 30,               DECEMBER 31,
                                                                                           2001                     2000
                                                                                   ---------------------    ---------------------
Cash Flows from Operating Activities:
  Net increase in assets from operations                                                  $ 37,113,686             $ 29,073,275
  Purchase of money market deposit investments                                             (67,758,271)             (77,946,621)
  Purchase of loans                                                                        (40,500,128)             (51,331,402)
  Paydowns on loans                                                                         73,766,657              154,295,910
  Decrease (increase) in receivables and other assets                                        2,715,860              (25,162,832)
  Increase in accrued expenses and other liabilities                                           157,005                  959,261
  Unrealized (appreciation) depreciation on investments                                     (5,845,624)               2,199,587
                                                                                          ------------             ------------
     Net cash (used in) provided by operating activities                                      (350,815)              32,087,178
                                                                                          ------------             ------------

Cash Flows from Financing Activities:
  Proceeds from retired shares                                                                       -                   (1,000)
  Payment of cash dividends                                                                          -              (31,272,862)
                                                                                          ------------             ------------
     Net cash used in financing activities                                                           -              (31,273,862)
                                                                                          ------------             ------------

  Net increase in cash                                                                        (350,815)                 813,316
  Cash at beginning of period                                                                  814,316                    1,000
                                                                                          ------------             ------------
  Cash at end of period                                                                   $    463,501             $    814,316
                                                                                          ============             ============



Supplemental disclosure of cash flow information:
   Noncash financing activities not included for the period from July 26, 2000 through December 31, 2000 consist of $25,000,000 in short-term investments and $787,394,204 in loans transferred from East West Bank in exchange for issued shares.


See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 AND THE PERIOD FROM JULY 26, 2000
 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

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                                                                                                                PERIOD FROM
                                                                                        SIX MONTHS             JULY 26, 2000
                                                                                          ENDED                   THROUGH
                                                                                         JUNE 30,               DECEMBER 31,
                                                                                           2001                     2000
                                                                                           ----                     ----
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                                      $99.73                  $100.00
  Income from investment operations:
    Net investment income                                                                     3.85                     3.85
    Net unrealized gain on investments                                                        0.72                    (0.27)
                                                                                           -------                   ------
       Increase in net asset value from investment operations                                 4.57                     3.58
                                                                                           -------                   ------
  Less distributions from net investment income                                               0.00                    (3.85)
                                                                                           -------                   ------
  Net asset value, end of period                                                           $104.30                   $99.73
                                                                                           =======                   ======

TOTAL RETURN (1):                                                                           4.58 %                   3.58 %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                                        $847,308                 $810,195
  Ratios to average net assets (2):
     Expenses                                                                               0.48 %                   0.52 %
     Net investment income                                                                  7.55 %                   9.18 %

  Portfolio turnover rate                                                                   0.00 %                   0.00 %



(1) Not annualized.
(2) Annualized.


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 2001 AND THE PERIOD FROM JULY 26, 2000
(COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000
----------------------------------------------------------------------------


1.    SIGNIFICANT ACCOUNTING POLICIES

      East West Securities Company, Inc. (the "Fund") was incorporated under the general laws of the State of Maryland on July 13, 2000, and is a non-diversified, closed-end, management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek current income consistent with preservation of capital. The Fund intends to meet its objective by investing in a portfolio of medium to high quality investments. Under normal market conditions, the Fund will invest substantially all of its assets in (i) construction and development loans, (ii) mortgage-backed securities, (iii) collateralized mortgage obligations ("CMOs"), (iv) asset-backed securities, (v) corporate debt securities, (vi) U.S. government agency securities, (vii) U.S. Treasury securities, (viii) residential mortgage loans, (ix) commercial real estate loans, (x) commercial business loans, (xi) international loans, and (xii) limited liability companies that invest in such obligations.

      At June 30, 2001, the Fund was the sole member in six limited liability companies, namely EW Assets, LLC, EW Assets 2, LLC, EW Assets 3, LLC, EW Assets 4, LLC, EW Assets 5, LLC and EW Assets 6, LLC (the "LLCs"). These companies invest primarily in loans and money market deposit accounts.

      EWSC Holdings, LLC, a California limited liability company, owns 100% of the voting shares of the Fund and is a subsidiary of East West Bank (the "Bank"), a state-chartered bank headquartered in San Marino, California. The Bank is a subsidiary of East West Bancorp, Inc., a financial holding company incorporated in the state of Delaware.

      INVESTMENT VALUATION - The Fund will use market quotes to value its investments when the Fund believes that multiple and reliable market quotes are available and reflect current value. Securities and investments for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors and such fair value is based on discounted cash flow models and the Fund's valuation procedures. Fair value estimates are based on judgments regarding interest rate and prepayment risk and other risk characteristics. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

      INCOME TAXES - The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDER - The Fund has and intends to make an annual distribution to its shareholder from net investment income. Net investment income of the Fund consists of all interest and other income accrued on portfolio assets less all expenses of the Fund allocable thereto. Dividends and distributions to the shareholder are recorded on the ex-dividend date.

      INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - The Fund records investment transactions based on a trade date. Interest income is recognized on an accrual basis. Discounts and premiums are amortized over the estimated lives of the investments.

      USE OF ESTIMATES - Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, increases and decreases in net assets from operations, and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

2.    FEES AND TRANSACTIONS WITH RELATED PARTIES

      The Fund has entered into a Fund Accounting Agreement with the Bank. Pursuant to this agreement, the Bank serves as fund accountant, transfer agent and dividend disbursing agent for the Fund. Services provided by the Bank in this capacity include, but are not limited to: maintaining of books and records required to be maintained by the Fund; performing of certain accounting services, including a monthly download of financial statements; preparing of special reports and performing of special services that may be requested by the Fund; establishing and maintaining accounts of the shareholder; periodically monitoring the number of shares issued and outstanding; and effecting payments of dividends or distributions declared by the Board of Directors (the "Board"). For these services, the Fund pays the Bank an annual fee of 0.05% of the Fund's average daily total assets plus the Bank's reasonable out-of-pocket expenses incurred in the performance of its services. All fees are accrued monthly and paid quarterly. At June 30, 2001, accrued unpaid fund accounting fees totaled $104,007.

      The Fund has entered into a Custodian Contract with the Bank for asset custodial services related to the Fund's portfolio of cash and investments. In this capacity, the Bank maintains certain financial and accounting books and records pursuant to agreements with the Fund. For these services, the Fund pays the Bank an annual fee of 0.02% of the Fund's average daily total assets. All fees are accrued monthly and paid quarterly. At June 30, 2001, accrued unpaid asset custodial fees totaled $41,603.

      In addition to fund accounting and asset custodial services, the Bank also provides services related to the servicing and maintenance of loan accounts to each of the limited liability company investments owned by the Fund. In its capacity as loan servicing agent, the Bank collects principal and interest payments on loans, related loan fee income, escrow and other borrower advances on behalf of the LLCs. These amounts are collected daily by the Bank and remitted to the LLCs on a monthly basis. Receivable balances due from the Bank related to principal and interest payments on loans totaled $18,585,800 at June 30, 2001. Included in other liabilities at June 30, 2001 is a net payable balance of $149,200 due to the Bank for loan fees, escrow and other borrower advances. For services related to the servicing and maintenance of loan accounts, the LLCs pay the Bank an annual fee of 0.50% of the LLCs' average daily total loans. All fees are accrued monthly and paid quarterly. At June 30, 2001, accrued unpaid loan servicing fees totaled $821,456.

      The Fund's investment and portfolio manager (the "Manager") is an employee of the Fund and the Bank. There is no management contract between the Fund and the Manager. In this capacity, subject to policies determined by the Board, the Manager may furnish continuously an investment program for the

      Fund and make investment decisions on behalf of the Fund. Additionally, subject to the control of the Board, the Manager also manages, supervises, and conducts the other affairs and business of the Fund and places all orders for the purchase and sale of the Fund's portfolio securities. The Bank incurs all compensation and other expenses for the services rendered by the Manager.

      Certain directors and officers of the Fund are also affiliated with the Bank. No such persons received any remuneration directly from the Fund.

      On July 24, 2000, an employee of the Bank contributed $1,000 to the Fund in exchange for 10 shares of the Fund's common stock which were subsequently redeemed. On July 26, 2000, the Bank contributed $812.4 million in assets to the Fund.

3.    LOANS

      The Fund's loan portfolio is comprised primarily of fixed and variable rate commercial real estate, construction, commercial business and trade finance loans. The loans are not concentrated in any specific industry. Substantially all of the Fund's real estate loans are located in California.

      At June 30, 2001, there were no loans on nonaccrual status.

4.    INVESTMENT TRANSACTIONS

      Purchases of investments (excluding short-term securities) were $40,500,128 during the six months ended June 30, 2001. There were no sales of investments during the same period.

      The U.S. federal income tax basis of the Fund's investments at June 30, 2001 was $822,402,899, and net unrealized appreciation for U.S. federal income tax purposes was $3,137,975 (gross unrealized appreciation $4,546,135; gross unrealized depreciation $1,408,160).

5.    DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid to its shareholder during the period ended December 31, 2000 was an ordinary income of $30,831,553. The remaining $441,309 in distributions paid to its shareholder during the same period will be a tax distribution of ordinary income for the year ended December 31, 2001. There were no long-term capital gains and returns of capital during the six months ended June 30, 2001.


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